General information and organization (Tables)	12 Months Ended
Dec. 31, 2024
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs

As at December 31, 2024, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)	PRC	February 2017	100%	Technical support and consulting services
Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)	PRC	October 2019	100%	Technical support and consulting services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services
Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)	PRC	March 2021	100%	Audio platform

* Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs on a combined basis.

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Total current assets	11,077	11,837
Total non-current assets	7,141	7,203
Total assets	18,218	19,040
Total current liabilities	(6,632)	(7,023)
Total non-current liabilities	(317)	(344)
Total liabilities	(6,949)	(7,367)

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Total revenues	27,426	26,770	27,180
Net loss	(432)	(302)	(723)
Net cash (outflow)/inflow from operating activities	(17)	518	406
Net cash outflow from investing activities	(379)	(430)	(323)
Net cash inflow/(outflow) from financing activities	252	(40)	77
Net (decrease)/increase in cash and cash equivalents	(144)	48	160
Cash and cash equivalents, beginning of the year	634	490	538
Exchange differences on cash and cash equivalents	-	-	(1)
Cash and cash equivalents, end of the year	490	538	697